STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

September 3, 2008

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re:	Delaware Group Tax-Free Money Fund (the “Trust”) File Nos. 002-70164 and 811-03120 Rule 497(j) Filing

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 34 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on August 28, 2008.

           Please direct any questions or comments relating to this certification to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.

cc:	David F. Connor Bruce G. Leto